Note 5 - Loans to Customers (Details Textual) $ in Thousands	Dec. 31, 2019 USD ($)
Increase of 10% in expected future cash flows [member]
Statement Line Items [Line Items]
Loans and advances to customers	$ 101,641
Decrease of 10% in expected future cash flows [member]
Statement Line Items [Line Items]
Loans and advances to customers	84,589
Increase of 100% in annualized discount rate [member]
Statement Line Items [Line Items]
Loans and advances to customers	92,933
Decrease of 100% in annualized discount rate [member]
Statement Line Items [Line Items]
Loans and advances to customers	$ 93,348